Tax expense/(benefit) (Tables)	12 Months Ended
Dec. 31, 2022
Tax Expenses [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current tax expense	€3,565	€2,294	€434
Deferred tax (benefit)/expense	(840)	(342)	41
Tax (benefit)/expense relating to prior periods(1)	4	(41)	29
Total Tax expense/(benefit)	€2,729	€1,911	€504
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(1) Tax expense/(benefit) relating to prior periods includes €161 million deferred tax expense and €297 million deferred tax benefit for 2022 and 2021, respectively, related to U.S. provision to return adjustments for prior years' tax positions

Disclosure of reconciliation between theoretical income taxes and income taxes recognised	The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the Netherlands corporate income tax rate of 25.8 percent and 25.0 percent in 2022 and 2021, respectively, and the France corporate income tax rate of 32.0 percent in 2020, as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Profit/(loss) before tax	€19,244	€14,392	€2,916
Income tax rate	25.8%	25.0%	32.0%
Theoretical income taxes	€4,965	€3,598	€933
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(495)	178	(102)
Recognition and utilization of previously unrecognized deferred tax assets	(1,153)	(1,954)	(410)
Deferred tax assets not recognized and write-downs	47	598	96
Permanent differences	(338)	(472)	(73)
Tax credits	(221)	(85)	(1)
Tax rate changes	—	53	—
Withholding tax	21	63	—
Other differences	(97)	(68)	61
Total Tax expense	2,729	1,911	504
Effective tax rate	14.2%	13.3%	17.3%

Disclosure of components of deferred tax assets and liabilities and their changes	The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2022	2021
	(€ million)
Deferred tax assets(1)	€2,052	€1,927
Deferred tax liabilities(1)	(4,332)	(4,374)
Total Net deferred tax (liabilities)/assets	€(2,280)	€(2,447)
________________________________________________________________________________________________________________________________________________(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2022 and 2021 were as follows:

	At January 1, 2022	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other	At December 31, 2022
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,662)	€19	€—	€—	€(133)	€(2,775)
Capitalized development assets	(4,313)	116	—	—	(99)	(4,296)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,733)	(44)	—	—	(187)	(3,964)
Right-of-use assets	(397)	82	—	—	(16)	(331)
Provision for employee benefits	(591)	—	(477)	—	(18)	(1,086)
Other	(1,398)	(219)	162	—	(33)	(1,488)
Total deferred tax liabilities	€(13,094)	€(46)	€(315)	€—	€(486)	€(13,941)
Deferred tax assets arising on:
Provisions	4,510	211	1	(10)	140	4,852
Provision for employee benefits	2,325	(342)	12	—	188	2,183
Lease liabilities	413	(60)	—	—	20	373
Impairment of tangible and intangible assets	1,590	(319)	—	—	(2)	1,269
Inventories	250	129	—	(2)	(2)	375
Allowances for doubtful accounts	115	(66)	—	(1)	10	58
Provision for buy back	131	42	—	—	(4)	169
Other	2,635	(178)	25	—	107	2,589
Total deferred tax assets	€11,969	€(583)	€38	€(13)	€457	€11,868
Unrecognized deferred tax assets on temporary differences	(3,462)	466	(26)	9	(170)	(3,183)
Deferred tax assets arising on tax loss carry-forwards	8,803	469	—	2	232	9,506
Unrecognized deferred tax assets on tax loss carry-forwards	(6,663)	373	—	(3)	(238)	(6,531)
Total Net deferred tax assets/(liabilities)	€(2,447)	€680	€(303)	€(5)	€(205)	€(2,280)

	At January 1, 2021	FCA PSA merger	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other(1)	At December 31, 2021
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€44	€(2,159)	€(374)	€—	€1	€(174)	€(2,662)
Capitalized development assets	(1,784)	(2,574)	(176)	—	—	221	(4,313)
Other Intangible assets and Intangible assets with indefinite useful lives	(188)	(3,331)	(16)	—	—	(198)	(3,733)
Right-of-use assets	(68)	(381)	69	—	—	(17)	(397)
Provision for employee benefits	—	(114)	44	(491)	—	(30)	(591)
Other	(742)	(375)	(21)	(62)	—	(198)	(1,398)
Total deferred tax liabilities	€(2,738)	€(8,934)	€(474)	€(553)	€1	€(396)	€(13,094)
Deferred tax assets arising on:
Provisions	€665	€3,595	€(2)	€—	€9	€243	€4,510
Provision for employee benefits	892	1,424	306	(258)	2	(41)	2,325
Lease liabilities	80	377	(66)	—	—	22	413
Impairment of tangible and intangible assets	—	1,986	(394)	—	—	(2)	1,590
Inventories	290	117	26	—	1	(184)	250
Provision for buy-back	69	—	64	—	—	(2)	131
Allowances for doubtful accounts	—	126	(10)	—	—	(1)	115
Other	694	2,288	(177)	9	1	(180)	2,635
Total deferred tax assets	€2,690	€9,913	€(253)	€(249)	€13	€(145)	€11,969
Unrecognized deferred tax assets on temporary differences	(938)	(3,439)	957	(16)	(6)	(20)	(3,462)
Deferred tax assets arising on tax loss carry-forwards	4,289	5,226	(130)	(33)	12	(561)	8,803
Unrecognized deferred tax assets on tax loss carry-forwards	(3,008)	(4,783)	539	33	(12)	568	(6,663)
Total Net deferred tax assets /(liabilities)	€295	€(2,017)	€639	€(818)	€8	€(554)	€(2,447)
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(1) Translation differences and other includes the deconsolidation of Faurecia, which represents a change in scope of consolidation during 2021

Summary of tax loss carry-forwards

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31, 2022
	(€ million)
Tax Groups:
France	€2,066	€(2,050)	€16
Germany	249	(249)	—
Spain	597	(53)	544
Italy	3,640	(486)	3,154
Other Jurisdictions:
Brazil	2,252	—	2,252
Others	702	(136)	566
Total	€9,506	€(2,975)	€6,531

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31, 2021
	(€ million)
Tax Groups:
France	€2,088	€(1,507)	€581
Germany	118	(118)	—
Spain	609	(54)	555
Italy	3,500	(421)	3,079
Other Jurisdictions:
Brazil	1,853	—	1,853
Others	635	(40)	595
Total	€8,803	€(2,140)	€6,663